Acquisitions - Summary of Final Purchase Price allocation (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	Jul. 02, 2021
Business Acquisition [Line Items]
Goodwill	$ 3,680	$ 3,679	$ 3,638
Foley Trasimene Acquisition Corp
Business Acquisition [Line Items]
Cash and cash equivalents					$ 460
Receivables					484
Fiduciary assets					1,015
Other current assets					162
Fixed assets					205
Other assets					425
Accounts payable and accrued liabilities					(327)
Fiduciary liabilities					(1,015)
Other current liabilities					(291)
Debt assumed					(2,370)
Deferred tax liabilities					(3)
Other liabilities					(396)
Intangible assets					4,078
Total identifiable net assets					2,427
Goodwill					$ 3,374
Retiree Health Exchange
Business Acquisition [Line Items]
Receivables				$ 1
Other current assets				29
Deferred tax assets				1
Accounts payable and accrued liabilities				(13)
Intangible assets				104
Fair value of net assets acquired and liabilities assumed				122
Goodwill				77
Total consideration				$ 199